UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT PURSUANT TO SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

____ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

__________________________to ____________________________

Date of Report (Date of earliest event reported)____________________

Commission File Number of securitizer:__________________________

Central Index Key Number of securitizer:_________________________

_____________________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [ ]

[X] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: Xcaliber International Ltd., L.L.C.

Secured Rights to Cash Collateral LLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):_________________________

Central Index Key Number of underwriter (if applicable): _________________________

Eric Estes    (918) 824-0300

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) is attached as Exhibit 99. 1 to this Form ABS-15G.  Please see Exhibit 99.1 for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Xcaliber International Ltd., L.L.C. (Securitizer, Depositor or Underwriter)

Date: September 23, 2022

/s/ Kim Peak

Kim Peak

Chief Financial Officer

(Signature)*

*Print name and title of the signing officer under his signature.